Property and Equipment (Notes)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$153,521	$144,512
Office equipment	23,400	23,400
Computer equipment	110,568	111,339
Computer software	—	12,292
Leasehold improvements	—	35,950
Total	287,489	327,493
Less accumulated depreciation and amortization	(173,732)	(175,059)
Property and equipment, net	$113,757	$152,434

Computer equipment includes items under capital leases totaling $87,840 as of December 31, 2012 and 2011. Accumulated amortization relating to equipment under capital leases totaled $55,008 and $25,728 as of December 31, 2012 and 2011, respectively. Depreciation and amortization expense on property and equipment recorded in general and administrative expense in the accompanying statements of operations was $49,980 and $41,915 for the twelve months ended December 31, 2012 and 2011, respectively.